ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2024
Segments, Geographical Areas [Abstract]
Schedule of Total Revenues by Geographical Location
	Year ended December 31
	2022	2023	2024
China	$-	$-	$4,870
Israel	-	-	3,814
Switzerland	3,803	1,027	1,482
Canada	-	380	681
Other	80	147	691
	$3,883	$1,554	$11,538